Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 9,494,308	$ 5,898,773
Less: allowance for current expected credit loss	(221,292)	(89,399)	$ (52,773)
Accounts receivable, net	$ 9,273,016	$ 5,809,374